Document and Entity Information	Jul. 16, 2024
Cover [Abstract]
Amendment Flag	true
Amendment Description	As previously reported on July 16, 2024, on June 26, 2024, the Board of Directors of Alaunos Therapeutics, Inc. (the “Company”) approved the filing with the Secretary of State of the State of Delaware, to occur on July 16, 2024, of a Third Amended and Restated Certificate of Incorporation (the “Charter Amendment”) in order to effect a reverse stock split of the Company’s common stock at a ratio of 1-for-10 (the “Reverse Split”) (the "Initial 8-K"). The information set forth in the Initial 8-K is incorporated herein by reference.
Entity Central Index Key	0001107421
Document Type	8-K/A
Document Period End Date	Jul. 16, 2024
Entity Registrant Name	ALAUNOS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address, Address Line One	2617 Bissonnet St
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77005
City Area Code	(346)
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false